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                                                               [LOGO OF MetLife]

MetLife Insurance Company USA
11225 North Community House Road
Charlotte, NC 28277

May 6, 2015

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  MetLife Insurance Company USA
     MetLife of CT Separate Account Eleven for Variable Annuities
     File Nos. 333-152256/811-21262
     (Vintage 3/SM/, Portfolio Architect 3, Portfolio Architect L, Vintage L/SM/ and Pioneer Annuistar Flex/SM/)
     Rule 497(j) Certification
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Members of the Commission:

On behalf of MetLife Insurance Company USA (the "Company") and MetLife of CT Separate Account Eleven for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the five Prospectus Supplements dated May 1, 2015 to the Prospectuses dated May 1, 2010 (as annually supplemented) and the Statement of Additional Information ("SAI") dated May 1, 2015, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus Supplements and SAI contained in Post-Effective Amendment No. 5 for the Account filed electronically with the Commission on April 8, 2015.

If you have any questions, please contact me at (203) 316-8888.

Sincerely,

/s/ John B. Towers
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John B. Towers
Corporate Counsel
Metropolitan Life Insurance Company